Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Composition of Income Tax Expense

The composition of income tax expense for the years ended December 31, 2015, 2016 and 2017 is as follows:

	2015		2016		2017
In Mexico:
Current year income tax	Ps.	17,156,638	Ps.	14,316,005	Ps.	16,568,274
Deferred income tax		(4,095,128)		(12,086,232)		2,582,287
Foreign:
Current year income tax		17,775,360		15,367,903		13,524,729
Deferred income tax		(11,657,219)		(6,198,820)		(7,733,779)

	Ps.	19,179,651	Ps.	11,398,856	Ps.	24,941,511

Summary of Deferred Tax Related to Items Recognized in OCI

Deferred tax related to items recognized in OCI during the year:

	2015		2016		2017
Remeasurement of defined benefit plans	Ps.	7,786,292	Ps.	(7,734,732)	Ps.	3,032,403
Effect of financial instruments acquired for hedging purposes		(16,069)		(21,046)		(5,337)
Available for sale securities		169,529		2,858,452		(266,753)
Other		(4,019)		136,879		—

Deferred tax benefit (expense) recognized in OCI	Ps.	7,935,733	Ps.	(4,760,447)	Ps.	2,760,313

Summary of Reconciliation of Statutory Income Tax Rate in Mexico to Consolidated Effective Income Tax Rate Recognized

A reconciliation of the statutory income tax rate in Mexico to the consolidated effective income tax rate recognized by the Company is as follows:

	Year ended December 31,
	2015		2016		2017
Statutory income tax rate in Mexico	30.0%		30.0%		30.0%
Impact of non-deductible and non-taxable items:
Tax inflation effects	6.2%		15.9%		17.8%
Derivatives	0.5%		8.0%		1.0%
Employee benefits	1.7%		4.4%		2.2%
Other	(0.1%	)	9.8%		2.6%

Effective tax rate on Mexican operations	38.3%		68.1%		53.6%
Use of tax credits in Brazil	0.4%		(0.6%	)	(0.4%	)
Equity interest in net loss (income) of associated companies	0.8%		(0.2%	)	—
Gain on derecognition of equity method investment	(6.4%	)	—		—
Dividends received from associates	(0.9%	)	(7.9%	)	(1.2%	)
Foreign subsidiaries and other non-deductible items, net	2.0%		(10.8%	)	(8.3%	)

Effective tax rate	34.2%		48.6%		43.7%

Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability

An analysis of temporary differences giving rise to the net deferred tax liability is as follows:

	Consolidated statement of financial position				Consolidated statement of comprehensive income
	2016		2017		2015		2016		2017
Provisions	Ps.	25,850,131	Ps.	26,268,666	Ps.	(126,330)	Ps.	1,622,132	Ps.	1,579,604
Deferred revenues		8,222,412		7,461,802		1,065,242		(12,128)		(965,010)
Tax losses carry forward		38,208,079		38,332,408		(1,222,172)		12,706,245		(323,506)
Property, plant and equipment		(9,716,615)		(9,929,129)		7,110,085		2,445,783		1,974,753
Inventories		1,522,739		2,003,049		(1,527,453)		(229,571)		519,046
Licenses and rights of use		(2,530,747)		(2,455,877)		2,548,353		54,182		348,201
Employee benefits		28,243,207		33,253,071		2,614,932		3,616,952		1,225,310
Other		8,790,612		9,639,995		5,289,690		(1,918,543)		793,094

Net deferred tax assets	Ps.	98,589,818	Ps.	104,573,985

Deferred tax expense in net profit for the year					Ps.	15,752,347	Ps.	18,285,052	Ps.	5,151,492

Summary of Reconciliation of Deferred Tax Assets and Liabilities, Net

Reconciliation of deferred tax assets and liabilities, net:

	2015		2016		2017
Opening balance as of January 1,	Ps.	52,310,097	Ps.	69,817,147	Ps.	98,589,818
Deferred tax benefit		15,752,347		18,285,052		5,151,492
Effect of translation		(6,259,252)		15,273,228		(1,687,276)
Deferred tax benefit (expense) recognized in OCI		7,935,732		(4,760,447)		2,760,313
Deferred taxes acquired in business combinations		78,223		(25,162)		(240,362)

Closing balance as of December 31,	Ps.	69,817,147	Ps.	98,589,818	Ps.	104,573,985

Presented in the consolidated statements of financial position as follows:
Deferred income tax assets	Ps.	81,407,012	Ps.	112,651,699	Ps.	116,571,349
Deferred income tax liabilities		(11,589,865)		(14,061,881)		(11,997,364)

	Ps.	69,817,147	Ps.	98,589,818	Ps.	104,573,985

Summary of Combined Income before Taxes and Combined Provision for Taxes

The combined income before taxes and the combined provision for taxes of such subsidiaries in 2015, 2016 and 2017 are as follows:

	2015		2016		2017
Combined income before taxes	Ps.	27,933,182	Ps.	45,697,258	Ps.	38,286,046
Combined tax provision differences not deductible-not cumulative in the foreign subsidiaries	Ps.	6,118,142	Ps.	9,169,083	Ps.	5,790,950

Available Tax Loss Carryforwards Recorded in Deferred Tax Assets

At December 31, 2017, the available tax loss carryforwards recorded in deferred tax assets are as follows on a country by country basis:

Country	Balance of available tax loss carryforwards at December 31, 2017	Tax loss carryforward benefit
Brazil	Ps.78,617,318	Ps.26,729,887
Mexico	1,850,216	555,065
Colombia	11,221,937	4,488,775
Peru	421,788	124,427
Austria	25,733,966	6,433,492
Nicaragua	2,536	762

Total	Ps. 117,847,761	Ps. 38,332,408